Shareholders' Equity - Schedule of Restricted Share Unit Activity (Details)	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Restricted Share Unit Activity [Abstract]
Number of shares upon exercise, Balance | shares	3,047,441
Weighted average share price, Balance | $ / shares	$ 2.69
Number of shares upon exercise, Granted | shares	922,688
Weighted average share price, Granted | $ / shares	$ 6.61
Number of shares upon exercise, Vested | shares	(173,398)
Weighted average share price, Vested | $ / shares	$ 7.74
Number of shares upon exercise, Forfeited | shares	(92,670)
Weighted average share price, Forfeited | $ / shares	$ 6.38
Number of shares upon exercise, Balance | shares	3,704,061
Weighted average share price, Balance | $ / shares	$ 3.69